Schedule of disaggregation of revenue (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross revenue			$ 1,854,776	$ 3,100,812	$ 4,282,726
Discounts and rebate			(5,267)	(10,451)	(92,888)
Net revenue	$ 350,045	$ 763,922	1,849,509	3,090,361	4,189,838
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Installation fees	197,422	542,975	559,265	596,415	1,165,138
Onboarding fees				6,407	6,897
Subscription fees	132,645	168,299	263,536	1,168,388	368,001
Campaign fees			300,000
Server costs	19,978	40,307	73,463	147,120	542,351
Source code revenue			645,171	1,150,093	2,200,000
Revenue	350,045	751,581	1,841,435	3,068,423	4,282,387
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Miscellaneous Income		12,341	13,341	32,389	339
Gross revenue			1,854,776	3,100,812	4,282,726
Discounts			(5,267)	(10,451)	(70,888)
Streaming hours rebate					(22,000)
Discounts and rebate			(5,267)	(10,451)	(92,888)
Net revenue	$ 350,045	$ 763,922	$ 1,849,509	$ 3,090,361	$ 4,189,838